As filed with the Securities and Exchange Commission on November 25, 1997


                                                      Registration Nos. 33-34841
                                                                        811-6011

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 55
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 56


                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 1-800-572-3863
              (Registrant's Telephone Number, Including Area Code)

                      Greg M. Siemons, Assistant Secretary
                        Montgomery Asset Management, LLC
                              101 California Street
                             San Francisco, CA 94111
                     (Name and Address of Agent for Service)

                            -------------------------

             It is proposed that this filing will become effective:


               _X_ immediately upon filing pursuant to Rule 485(b) ___ on _________________ pursuant to Rule 485(b) ___ 60 days after filing pursuant to Rule 485(a)(1) ___ 75 days after filing pursuant to Rule 485(a)(2) ___ on _________________ pursuant to
               Rule 485(a)


     Pursuant  to Rule  24f-2  under the  Investment  Company  Act of 1940,  the
Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1997 was filed on August 28, 1997.

                            -------------------------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

         Total number of pages ______. Exhibit Index appears at ______.

                              THE MONTGOMERY FUNDS

                      CONTENTS OF POST-EFFECTIVE AMENDMENT


     This  post-effective   amendment  to  the  registration  statement  of  the
Registrant contains the following documents*:

         Facing Sheet

         Contents of Post-Effective Amendment


         Cross-Reference Sheet for Class R, Class P and Class L shares of Montgomery Japan Small Cap Fund

         Part A - Incorporation  of documents  by  reference  in  Post-Effective
                  Amendment No. 50 of the Registrant, filed June 30, 1997

         Part B - Statement of Additional  Information  for Class R, Class P and
                  Class L shares of Montgomery Japan Small Cap Fund


         Part C - Other Information

         Signature Page

         Exhibits








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         * This Amendment does not relate to the following documents: the prospectus for the Japan Small Cap Fund, and all of its classes; the prospectus for the Class R shares for Montgomery Growth Fund, Montgomery Small Cap Opportunities Fund, Montgomery Small Cap Fund, Montgomery Micro Cap Fund, Montgomery Equity Income Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Emerging Asia Fund, Montgomery Latin America Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery Select 50 Fund, Montgomery U.S. Asset Allocation Fund, Montgomery Global Asset Allocation Fund, Montgomery Total Return Bond Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund and Montgomery Federal Tax-Free Money Fund; the Statement of Additional Information for Montgomery Growth Fund, Montgomery Small Cap Opportunities Fund, Montgomery Small Cap Fund, Montgomery Micro Cap Fund, Montgomery Equity Income Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Emerging Asia Fund, Montgomery Latin America Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery Select 50 Fund, Montgomery U.S. Asset Allocation Fund, Montgomery Global Asset Allocation Fund, Montgomery Total Return Bond
Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund and Montgomery Federal Tax-Free Money Fund and all of their classes; the prospectus for the Class P shares for Montgomery Growth Fund, Montgomery Small Cap Opportunities Fund, Montgomery Equity Income Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery U.S. Asset Allocation Fund, Montgomery Short Duration Government Bond Fund,
Montgomery Government Reserve Fund; the prospectus for the Class P shares of Montgomery Small Cap Fund, Montgomery Equity Income Fund, Montgomery Emerging Markets Fund; the prospectus and Statement of Additional Information for Montgomery Emerging Markets Fund; the prospectus and Statement of Additional Information for Montgomery High Yield Bond Fund and all of its classes; the prospectus and Statement of Additional Information for Montgomery Technology Fund; and the prospectus and Statement of Additional Information for Montgomery Growth & Income Fund.

                         Part B: Information Required in
                       Statement of Additional Information
                      (Statement of Additional Information)

                                              Location in the
N-1A                                          Registration Statement
Item No.  Item                                by Heading
--------  ----                                ----------
10.       Cover Page                          Cover Page

11.       Table of Content                    Table of Contents

12.       General Information and History     "The Trust" and "General Information"

13.       Investment Objectives               "Investment Objective and Policies of the Fund,"
                                              "Risk Considerations" and "Investment Restrictions"

14.       Management of the Registrant        "Trustees and Officers"

15.       Control Persons and Principal       "Trustees and Officers" and
          Holders of Securities               "General Information"

16.       Investment Advisory and other       "Investment Management and Other Services"
          Services

17.       Brokerage Allocation                "Execution of Portfolio Transactions"

18.       Capital Stock and Other Securities  "The Trust" and "General Information"

19.       Purchase, Redemption and Pricing    "Additional Purchase and Redemption Information"
          of Securities Being Offered         and "Determination of Net Asset Value"

20.       Tax Status                          "Distributions and Tax Information"

21.       Underwriters                        "Principal Underwriter"

22.       Calculation of Performance Data     "Performance Information"

23.       Financial Statements                "Financial Statements"

                 -----------------------------------------------

                                     PART B

               APPENDIX TO THE STATEMENT OF ADDITIONAL INFORMATION

                          FOR THE JAPAN SMALL CAP FUND

      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS


                       Appendix dated November 25, 1997 to
            Statement of Additional Information dated June 30, 1997



         For the Class R, Class P and Class L Shares of the Montgomery Japan Small Cap Fund

         The Montgomery Japan Small Cap Fund, and all of its classes, will cease operations effective as of November 28, 1997.

                              THE MONTGOMERY FUNDS

                            -------------------------


                         MONTGOMERY JAPAN SMALL CAP FUND


                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                            -------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                June 30, 1997, as supplemented November 25, 1997


         The Montgomery Funds (the "Trust") is an open-end management investment company organized as a Massachusetts business trust with different series of shares of beneficial interest. Montgomery Japan Small Cap Fund (the "Fund") is a series of the Trust. The Fund is managed by Montgomery Asset Management, L.P. (the "Manager") and distributed by Montgomery Securities (the "Distributor"). This Statement of Additional Information contains information in addition to that set forth in the Prospectus for the Fund (the "Prospectus"), dated June 30, 1997, as may be revised from time to time. The Prospectus provides the basic information a prospective investor should know before purchasing shares of the Fund and may be obtained without charge at the address or telephone number provided above. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus.

                                TABLE OF CONTENTS

The Trust......................................................................2
Investment Objective and Policies of the Fund..................................2
Risk Factors..................................................................12
Investment Restrictions.......................................................14
Distributions and Tax Information.............................................17
Trustees and Officers.........................................................21
Investment Management and Other Services......................................25
Execution of Portfolio Transactions...........................................29
Additional Purchase And Redemption Information................................32
Determination of Net Asset Value..............................................34
Principal Underwriter.........................................................36
Performance Information.......................................................37
General Information...........................................................39
Financial Statements..........................................................40
Appendix A....................................................................47

                                    The Trust

         The Trust is an open-end management investment company organized as a Delaware business trust on September 10, 1993, and registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust currently offers shares of beneficial interest, $.01 par value per share, in various series. Each series offers three classes of shares (Class R, Class P and Class L). This Statement of Additional Information pertains to Class R, Class P and Class L shares of Montgomery Japan Small Cap Fund.


                  Investment Objective and Policies of the Fund

         The investment objective and policies of the Fund are described in detail in the Prospectus. The following discussion supplements the discussion in the Prospectus.

         The Fund is a diversified series of the Trust, an open-end management investment company offering redeemable shares of beneficial interest. The achievement of the Fund's investment objective will depend on market conditions generally and on the Manager's analytical and portfolio management skills.


Portfolio Securities

         Depositary Receipts. The Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

         Other Investment Companies. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act require that the Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either the Fund and affiliated persons of the Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by the Fund in excess of 1% of the company's total outstanding shares be deemed illiquid); or the Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. In accordance with applicable regulatory provisions of the State of California, the Manager has agreed to waive its management fee with respect to assets of the Fund that are invested in other open-end investment companies.

         U.S. Government Securities. Generally, the value of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities") held by the Fund will fluctuate inversely with interest rates. U.S. Government securities in which the Fund may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing Administration ("FHA"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Financing Corporation, Federal Financing Bank, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee
Valley Authority, Resolution Funding Corporation, Student Loan Marketing Association and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, the Fund will not invest in obligations issued by an instrumentality of the U.S. Government unless the Manager determines that the instrumentality's credit risk makes its securities suitable for investment by the Fund.

         Risk Factors/Special Considerations Relating to Debt Securities. The Fund may invest in debt securities that are rated below BBB by Standard & Poor's Corporation ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Fitch Investor Services ("Fitch"), or, if unrated, are deemed to be of equivalent investment quality by the Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund will invest no more than 5% of its assets in debt securities rated below Baa by Moody's or BBB by S&P, or, if unrated, of equivalent investment quality as determined by the Manager. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. The net asset value of the Fund will reflect these changes in market value.

         Bonds rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

         Although such bonds may offer higher yields than higher rated securities, low rated debt securities generally involve greater price volatility and risk of principal and income loss, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated debt securities are traded are more limited than those for higher rated securities. The existence of limited markets for particular securities may diminish the ability of the Fund to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or financial markets and could adversely affect, and cause fluctuations in, the per share net asset value of the Fund.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objectives may, to the extent it invests in low rated debt securities, be more dependent upon such credit analysis than would be the case if the Fund invested in higher rated debt securities.

         Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated debt securities but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek financial recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business downturn.


Hedging and Risk Management Practices

         In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund also may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

         Forward Contracts. The Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed upon price at a future date.

         The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with the Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, the Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of the Fund to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not entered into such contracts. The Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts and options on futures contracts. The Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

         The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that the Fund will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

         The Fund will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund's futures transactions generally will be entered into only for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect the Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While the Fund's futures contracts on securities or currencies will usually be liquidated in this manner, the Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge its positions, the Fund seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, the Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, the Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that such Fund has acquired or expects to acquire.

         As part of its hedging strategy, the Fund also may enter into other types of financial futures contracts if, in the opinion of the Manager, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having that Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting that Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position.
However, any unanticipated appreciation in the value of the Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts gives the Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives the Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         The Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. The Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

         Loss from investing in futures transactions by the Fund is potentially unlimited.

         The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining their qualification as a regulated investment company for federal income tax purposes.

         Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities in which they have invested, on foreign currencies represented in their portfolios and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

         The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options

Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Although the Fund does not currently intend to do so, it may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

         The Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. In segregating such assets, the custodian either deposits such assets in a segregated account or separately identifies such assets and renders them unavailable for investment. The Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.


Other Investment Practices

         Repurchase Agreements. As noted in the Prospectus, the Fund may enter into repurchase agreements. The Fund's repurchase agreements generally will involve a short-term investment in a U.S. Government security or other high grade liquid debt security, with the seller of the underlying security agreeing to repurchase it from the Fund at a mutually agreed-upon time and price. The repurchase price generally is higher than the purchase price, the difference being interest income to the Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund is unrelated to the interest rate on the underlying security.

         Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The

Manager, acting under the supervision of the Board of Trustees, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Fund enters into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees.

         The Fund generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Fund regards repurchase agreements with maturities in excess of seven days as illiquid. The Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

         For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from the Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

         Apart from the risk of bankruptcy or insolvency proceedings, the Fund also runs the risk that the seller may fail to repurchase the security. However, the Fund always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement at all times equals or exceeds the repurchase price (including interest) at all times.

         The Fund may participate in one or more joint accounts with other funds of the Trust that may invest in repurchase agreements collateralized either by
(i) obligations issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event will have a duration of more than seven days.

         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, as set forth in the Prospectus. The Fund typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage, and the Fund will enter into a reverse repurchase agreement for leverage purposes only when the Manager believes that the interest income to be earned from the investment of the proceeds would be greater than the interest expense of the transaction. The Fund also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when sale of the Fund's securities is disadvantageous.

         The Fund causes its custodian to segregate liquid assets, such as cash, U.S. Government securities or other liquid equity or debt securities equal in value to its obligations (including accrued interest) with respect to reverse repurchase agreements. In segregating such assets, the custodian either places such securities in a segregated account or separately identifies such assets and renders them unavailable for investment. Such assets are marked to market daily to ensure that full collateralization is maintained.

         Lending of Portfolio Securities. Although the Fund does not currently intend to do so, the Fund may lend its portfolio securities having a value of up to 30% of its total assets in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. Upon such termination, the Fund is entitled to obtain the return of the securities loaned within five business days.

         For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to the securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk.

         When-Issued and Forward Commitment Securities. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date.

Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer. While the Fund reserves the right to sell when-issued or delayed delivery securities prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Fund does not believe that its net asset value will be adversely affected by its purchase of securities on a when-issued or delayed delivery basis. The Fund causes its custodian to segregate cash, U.S. Government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund will earn no income on these assets.

         Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among others, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by the Fund in excess of 1% of the total outstanding shares of that investment company. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including but not limited to (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board of Trustees.


                                  Risk Factors

         Foreign Securities. Investors in the Fund should consider carefully the substantial risks involved in securities of companies located or doing business in, and governments of, foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements often may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

         Emerging Market Countries. The Fund invests in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and
(vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

         Exchange Rates and Polices. The Fund endeavors to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Fund change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

         The  Fund  may  be  affected   either   favorably  or   unfavorably  by
fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

         The Board of the Trust considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

         Hedging Transactions. While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

         Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.


                             Investment Restrictions

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act. The Fund may not:

         1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable.

         2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

         3. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements, and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 10% of total assets.

               (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

         4. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         5. Buy or sell real estate (including interests in real estate limited partnerships or issuers that qualify as real estate investment trusts under federal income tax law) or commodities or commodity contracts; however, the Fund, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information. As an operating policy which may be changed without shareholder approval, the Fund may invest in real estate investment trusts only up to 10% of its total assets.

         6. Buy or sell interests in oil, gas or mineral exploration or development leases and programs. (This does not preclude permissible investments in marketable securities of issuers engaged in such activities.)

         7. Invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with its predecessors, of at least three years of continuous operation. (This is an operating policy which may be changed without shareholder approval.)

         8. (a) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

               (b) Invest in securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition. (This is an operating policy which may be changed without shareholder approval.)

         9.  Invest,  in the  aggregate,  more  than  15% of its net  assets  in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Fund. (This is an operating policy which may be changed without shareholder approval consistent with the Investment Company Act and changes in relevant SEC interpretations.)

         10. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

         11. Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.) For purposes of this restriction, the Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

         12. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase transactions.

         13. Except as described in the Prospectus and this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options and subject to the following conditions:

               (A) such options are written by other persons, and

               (B) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Fund's total assets.

         14. (a) Except as and unless described in the Prospectus and this Statement of Additional Information, engage in short sales of securities. (This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

               (b) The Fund may not invest more than 25% of its net assets in short sales, and the value of the securities of any one issuer in which the Fund is short may not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer. In addition, short sales may be made only in those securities that are fully listed on a national securities exchange. (This is an operating policy which may be changed without shareholder approval.)

         15. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Included in such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value. (This is an operating policy which may be changed without shareholder approval.)

         16. (a) Purchase or retain in the Fund's portfolio any security if any officer, trustee or shareholder of the issuer is at the same time an officer, trustee or employee of the Trust or of its investment adviser and such person owns beneficially more than 1/2 of 1% of the securities and all such persons owning more than 1/2 of 1% own more than 5% of the outstanding securities of the issuer.

               (b) Purchase more than 10% of the outstanding voting securities of any one issuer. (This is an operating policy which may be changed without shareholder approval.)

         17. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

         To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


                        Distributions and Tax Information

         Distributions. The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

         The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Fund's Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

         The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from previous years), while a distribution from capital gains, will be distributed to shareholders with and as a part of income dividends. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from previous years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held.

         Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

         Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their election with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

         Tax Information. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

         In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, (b) derive less than 30% of its gross income each year from the sale or other disposition of stock or securities (or options thereon) held less than three months (excluding some amounts otherwise included in income as a result of certain hedging transactions), and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

         Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the Account Application Form or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

         The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

         The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

         If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Fund's foreign source income (including any foreign income taxes paid by the Fund), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. In this case, shareholders will be informed by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If not more than 50% in value of the Fund's total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund.

         The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. The Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

         Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

         For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

         Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

         Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

         Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP, has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.


                              Trustees and Officers

         The Trustees are responsible for the overall management of the Fund, including general supervision and review of its investment activities. The officers, who administer the Fund's daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:

         R. Stephen Doyle, Chairman of the Board, Chief Executive Officer, Principal Financial and Accounting Officer and Trustee.* (Age 57)

         101 California Street, San Francisco, California 94111. Mr. Doyle has been the Chairman and a Director of Montgomery Asset Management, Inc., the general partner of the Manager, and Chairman of the Manager since April 1990. Mr. Doyle is a managing director of the investment banking firm of Montgomery Securities, the Fund's Distributor, and has been employed by Montgomery Securities since October 1983.

         Mark B. Geist, President (Age 44)

         101 California Street, San Francisco, California 94111. Mr. Geist has been the President and a Director of Montgomery Asset Management, Inc. and President of the Manager


---------------
* Trustee deemed an "interested person" of the Fund as defined in the Investment Company Act.

         since April 1990. From October 1988 until March 1990, Mr. Geist was a Senior Vice President of Analytic Investment Management. From January 1986 until October 1988, Mr. Geist was a Vice President with RCB Trust Co. Prior to January 1986, Mr. Geist was the Pension Fund Administrator for St. Regis Co., a manufacturing concern.

         Jack G. Levin, Secretary (Age 49)

         600 Montgomery Street, San Francisco, California 94111. Mr. Levin has been Director of Legal and Regulatory Affairs for Montgomery Securities since January 1983.

         John T. Story, Executive Vice President (Age 56)

         101 California Street, San Francisco, California 94111. Mr. Story has been the Managing Director of Mutual Funds and Executive Vice President of Montgomery Asset Management, L.P. since January 1994. From December 1978 to January 1994, he was Managing Director - Senior Vice President of Alliance Capital Management.

         David E. Demarest, Chief Administrative Officer (Age 43)

         101 California Street, San Francisco, California 94111. Mr. Demarest has been the Chief Administrative Officer since 1994. From 1991 until 1994, he was Vice President of Copeland Financial Services. Prior to joining Copeland, Mr. Demarest was Vice President/Manager for the Overland Express Funds Division for Wells Fargo Bank.

         Mary Jane Fross, Treasurer (Age 45)

         101 California Street, San Francisco, California 94111. Ms. Fross is Manager of Mutual Fund Administration and Finance for the Manager. From November 1990 to her arrival at the Manager in 1993, Ms. Fross was Financial Analyst/Senior Accountant with Charles Schwab, San Francisco, California. From 1989 to November 1990, Ms. Fross was Assistant Controller of Bay Bank of Commerce, San Leandro, California.

         Roger W. Honour, Vice President (Age 42)

         101 California Street, San Francisco, California 94111. Mr. Honour is a Managing Director and Senior Portfolio Manager for the Manager. Roger Honour joined the Manager in June 1993 as Managing Director and Portfolio Manager responsible for mid and large capitalization growth stock investing. Prior to joining Montgomery Asset Management, he was Vice President and Portfolio Manager at Twentieth Century Investors from 1992 to 1993. Mr. Honour was a Vice President and Portfolio Manager at Alliance Capital Management from 1990 to 1992. Mr. Honour was a Vice President of Institutional Equity Research and Sales at Merrill Lynch Capital Markets from 1980 to 1990.

         Stuart O. Roberts, Vice President (Age 42)

         101 California Street, San Francisco, California 94111. Mr. Roberts is a Managing Director and Portfolio Manager for the Manager. For the five years prior to his start with the Manager in 1990, Mr. Roberts was a portfolio manager and analyst at Founders Asset Management.

         Oscar A. Castro, Vice President (Age 42)

         101 California Street, San Francisco, California 94111. Mr. Castro, CFA, is a Managing Director and Portfolio Manager for the Manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Castro was deputy portfolio manager/analyst at Templeton International.

         John D. Boich, Vice President (Age 36)

         101 California Street, San Francisco, California 94111. Mr. Boich, CFA, is a Managing Director and Portfolio Manager. Prior to joining the Manager, Mr. Boich was vice president and portfolio manager at The Boston Company Institutional Investors Inc. from 1990 to 1993. From 1989 to 1990, Mr. Boich was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company.

         Josephine S. Jimenez, Vice President (Age 42)

         101 California Street, San Francisco, California 94111. Ms. Jimenez, CFA, is a Managing Director and Portfolio Manager for the Manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager.

         Bryan L. Sudweeks, Vice President (Age 42)

         101 California Street, San Francisco, California 94111. Dr. Sudweeks, Ph.D., CFA, is a Managing Director and Portfolio Manager for the Manager. Prior to joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, Dr. Sudweeks was a Professor of International Finance and Investments at George Washington University and also served as an Adjunct Professor of International Investments from 1988 until May 1991.

         William C. Stevens, Vice President (Age 41)

         101 California Street, San Francisco, California 94111. Mr. Stevens is a Portfolio Manager and Managing Director for the Manager. At Barclays de Zoete Wedd Securities from 1991 to 1992, he was responsible for starting its CMO and asset-backed securities trading. Mr. Stevens traded stripped mortgage securities and mortgage-related interest rate swaps for the First Boston Corporation from 1990 to 1991 and while with Drexel Burnham Lambert from 1984 to 1990. He was responsible for the origination and trading of all derivative mortgage-related securities with more than $10 billion in total issuance.

         John H. Brown, Vice President (Age 35)

         101 California Street, San Francisco, California 94111. Mr. Brown, CFA, is a Senior Portfolio Manager and Managing Director for the Manager. Preceding his arrival at the Manager in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco, California from June 1986.

         John A. Farnsworth, Trustee (Age 56)

         One California Street, Suite 1950, San Francisco, California 94111. Mr. Farnsworth is a partner of Pearson, Caldwell & Farnsworth, Inc., an executive search consulting firm. From May 1988 to September 1991, Mr. Farnsworth was the Managing Partner of the San Francisco office of Ward Howell International, Inc., an executive recruiting firm. From May 1987 until May 1988, Mr. Farnsworth was Managing Director of Jeffrey Casdin & Company, an investment management firm specializing in biotechnology companies. From May 1984 until May 1987, Mr. Farnsworth served as a Senior Vice President of Bank of America and head of the U.S. Private Banking Division.

         Andrew Cox, Trustee (Age 53)

         750 Vine Street, Denver, Colorado 80206. Since June 1988, Mr. Cox has been engaged as an independent investment consultant. From September 1976 until June 1988, Mr. Cox was a Vice President of the Founders Group of Mutual Funds, Denver, Colorado, and Portfolio Manager or Co-Portfolio Manager of several of the mutual funds in the Founders Group.

         Cecilia Herbert, Trustee (Age 48)

         2636 Vallejo Street, San Francisco, California 94123. Ms. Herbert was Managing Director of Morgan Guaranty Trust Company. From 1983 to 1991 she was General Manager of the bank's San Francisco office, with responsibility for lending, corporate finance and investment banking. Ms. Herbert is a member of the board of Schools of the Sacred Heart, and is on the Archdiocese of San Francisco Finance Council, where she chairs the Investment Committee.

         Jerome S. Markowitz, Trustee-designate* (Age 58)

         600 Montgomery Street, San Francisco, California 94111. Mr. Markowitz was elected as a trustee-designate effective November 16, 1995. As a trustee-designate, Mr. Markowitz attends meetings of the Board of Trustees but is not eligible to vote. Mr. Markowitz has been the Senior Managing Director of Montgomery Securities (the Distributor) since January 1991. Mr. Markowitz joined Montgomery Securities in December 1987.

         The  officers  of the  Trust,  and  the  Trustees  who  are  considered
"interested persons" of the Trust, receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the Manager or the Distributor may receive remuneration indirectly because the Manager will receive a management fee from the Fund and Montgomery Securities will receive commissions for executing portfolio transactions for the Fund. The Trustees who are not affiliated with the Manager or the Distributor receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by the Trust to each of the Trustees during the fiscal year ended June 30, 1995, and the aggregate compensation paid to each of the Trustees during the fiscal year ended June 30, 1996 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.



                         Aggregate      Pension or Retirement    Total Compensation From the
                     Compensation from   Benefits Accrued as      Trust and Fund Complex
Name of Trustee         the Trust       Part of Fund Expenses*    (2 additional Trusts)
---------------         ---------       ----------------------    ---------------------
R. Stephen Doyle           None                 --                      None
John A. Farnsworth         $25,000              --                      $32,500
Andrew Cox                 $25,000              --                      $32,500
Cecilia H. Herbert         $25,000              --                      $32,500


         * The Trusts do not maintain pension or retirement plans.


         Each of the above persons serves in the same capacity for The Montgomery Funds and The Montgomery Funds III, investment companies registered under the Investment Company Act, with separate series of funds managed by the Manager.


                    Investment Management and Other Services

         Investment Management Services. As stated in the Prospectus, investment management services are provided to the Fund by Montgomery Asset Management, L.P., the Manager, pursuant to an Investment Management Agreement initially dated July 13, 1990 (the "Agreement"). The Agreement is in effect with respect to the Fund for two years after the Fund's inclusion in the Trust's Agreement (on or around the beginning of public operations) and shall continue in effect thereafter for periods not exceeding one year so long as such continuation is approved at least annually by (i) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Fund, and (ii) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by the Fund or the Manager upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act.

         For services performed under the Agreement, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of the Fund, at the annual rate of one and twenty-fifths one hundredths of one percent (1.25%) of the first $500 million in average daily net assets and one and one tenths one hundredths of one percent (1.10%) of the next $500 million of average daily net assets, and one percent (1.00%) of average daily assets over $1 billion.

         As noted in the Prospectus, the Manager has agreed to reduce some or all of its management fee if necessary to keep total operating expenses (excluding any Rule 12b-1 fees), expressed on an annualized basis, at or below one and ninetieth one hundredths of one percent (1.90%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitation. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

         Operating expenses for purposes of the Agreement include the Manager's management fee but do not include any taxes, interest, brokerage commissions, if any, expenses incurred in connection with any merger or reorganization, any extraordinary expenses such as litigation, and such other expenses as may be deemed excludable with the prior written approval of any state securities commission imposing an expense limitation. The Manager may also at its discretion from time to time pay for other Fund expenses from its own funds or reduce the management fee of the Fund in excess of that required.

         The Agreement was approved with respect to the Fund by the Board of Trustees of the Trust at a duly called meeting. In considering the Agreement, the Trustees specifically considered and approved the provision which permits the Manager to seek reimbursement of any reduction made to its management fee within the three-year period following such reduction subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. The Trustees also considered that any such management fee reimbursement will be accounted for on the financial statements of the Fund as a contingent liability of the Fund and will appear as a footnote to the Fund's financial statements until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

         The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trust and who are also affiliated persons of the Manager.

         The use of the name "Montgomery" by the Trust and by the Fund is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Fund.

         Share Marketing Plan. The Trust has adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the "12b-1 Plan") with respect to the Fund pursuant to Rule 12b-1 under the Investment Company Act. The Manager serves as the distribution coordinator under the 12b-1 Plan and, as such, receives any fees paid by the Fund pursuant to the 12b-1 Plan.

         The Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the 12b-1 Plan for the Class P and Class L shares of the Fund. The initial shareholder of the Class P and Class L shares of the Fund approved the 12b-1 Plan covering each Class prior to offering those Classes to the public. Class R shares are not covered by the 12b-1 Plan.

         Under the 12b-1 Plan, the Fund pays distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares and at an annual rate of 0.75% of the Fund's aggregate average daily net assets attributable to its Class L shares, respectively, to reimburse the Manager for its expenses in connection with the promotion and distribution of those Classes.

         The 12b-1 Plan provides that the Manager may use the distribution fees received from the Class of the Fund covered by the 12b-1 Plan only to pay for the distribution expenses of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P and Class L shares as accrued.

         Class P and Class L shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

         The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between the Fund, the Distributor or the Manager and a selling agent with respect to the Class P or Class L shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Manager, or by the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class to which the 12b-1 Plan applies.

         All distribution fees paid by the Fund under the 12b-1 Plan will be paid in accordance with Article III, Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers, Inc., as such Section may change from time to time. Pursuant to the 12b-1 Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred by the Manager on behalf of the Class P and Class L shares of the Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.

         Shareholder Services Plan. The Trust has adopted a Shareholder Services Plan (the "Services Plan") with respect to the Fund. The Manager (or its affiliate) serves as the service provider under the Services Plan and, as such, receives any fees paid by the Fund pursuant to the Services Plan. The Trust has not yet implemented the Services Plan for the Fund and has not set a date for implementation. Affected shareholders will be notified at least 60 days before implementation of the Services Plan.

         The Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Services Plan or in any agreement related to the Services Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the Services Plan for the Class P and Class L shares of the Fund. The initial shareholder of the Class P and Class L shares of the Fund approved the Services Plan covering each Class prior to offering those Classes to the public. Class R shares are not covered by the Services Plan.

         Under the Services Plan, when implemented, Class P and Class L of the Fund will pay a continuing service fee to the Manager, the Distributor or other service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the average daily net assets of Class P and Class L shares of the Fund. Such amounts are compensation for providing certain services to clients owning shares of Class P or Class L of the Fund, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to the Fund, including responding to shareholder inquiries.

         The Distributor. The Distributor may provide certain administrative services to the Fund on behalf of the Manager. The Distributor will also perform investment banking, investment advisory and brokerage services for persons other than the Fund, including issuers of securities in which the Fund may invest. These activities from time to time may result in a conflict of interests of the Distributor with those of the Fund, and may restrict the ability of the Distributor to provide services to the Fund.

         The Custodian. Morgan Stanley Trust Company serves as principal Custodian of the Fund's assets, which are maintained at the Custodian's principal office and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Trustees pursuant to Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.

                       Execution of Portfolio Transactions

         In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Agreement, the Manager determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions, subject to the instructions of, and review by, the Fund and the Trust's Board of Trustees. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or the Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

         The Fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. A Fund purchasing ADRs and EDRs may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest may be traded in the over-the-counter markets.

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         Provided the Trust's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Manager may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

         While the Fund's general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Fund or to the Manager, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Fund or assist the Manager in carrying out its responsibilities to the Fund. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Fund.

         Investment decisions for the Funds are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Fund and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

         To the extent any of the Manager's client accounts and the Fund seek to acquire the same security at the same general time (especially if the security is thinly traded or is a small cap stock), the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security generally will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager. In many cases, the Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         In addition, on occasion, situations may arise in which legal and regulatory considerations will preclude trading for the Fund's account by reason of activities of Montgomery Securities or its affiliates. It is the judgment of the Board of Trustees that the Fund will not be materially disadvantaged by any such trading preclusion and that the desirability of continuing its advisory arrangements with the Manager and the Manager's affiliation with Montgomery Securities and other affiliates of Montgomery Securities outweigh any disadvantages that may result from the foregoing.

         The Manager's sell discipline for the Fund's investment in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon. The Fund will limit investments in illiquid securities to 15% of net assets.

         Sell decisions at the country level are dependent on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

         At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

         Because Montgomery Securities is a member of the NASD, it is sometimes entitled to obtain certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage commissions for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Montgomery Securities if it is legally permissible to do so. In turn, the next management fee payable to the Fund's Manager (an affiliate of Montgomery Securities) under the Agreement will be reduced by the amount of any such fees received by Montgomery Securities in cash, less any costs and expenses incurred in connection therewith.

         Subject to the foregoing policies, the Fund may use Montgomery Securities as a broker to execute portfolio transactions. In accordance with the provisions of Section 17(e) of the Investment Company Act and Rule 17e-1 promulgated thereunder, the Trust has adopted certain procedures which are designed to provide that commissions payable to Montgomery Securities are reasonable and fair as compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on securities or options exchanges during a comparable period of time. In determining the commissions to be paid to Montgomery Securities, it is the policy of the Fund that such commissions will be, in the judgment of the Manager, (i) at least as favorable as those which would be charged the Fund by other qualified unaffiliated brokers having comparable execution capability, and
(ii) at least as favorable as commissions contemporaneously charged by Montgomery Securities on comparable transactions for its most favored unaffiliated customers, except for (a) accounts for which Montgomery Securities acts as a clearing broker for another brokerage firm, and (b) any customers of Montgomery Securities considered by a majority of the Trustees who are not interested persons to be not comparable to the Fund. The Fund does not deem it practicable and in its best interest to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers. The Board of Trustees reviews the procedures adopted by the Trust with respect to the payment of brokerage commissions at least annually to ensure their continuing appropriateness, and determines, on at least a quarterly basis, that all such transactions during the preceding quarter were effected in compliance with such procedures.

         The Fund has also adopted certain procedures, pursuant to Rule 10f-3 under the Investment Company Act, which must be followed any time the Fund purchases or otherwise acquires, during the existence of an underwriting or selling syndicate, a security of which Montgomery Securities is an underwriter or member of the underwriting syndicate. The Board of Trustees of the Trust will review such procedures at least annually for their continuing appropriateness and determine, on at least a quarterly basis, that any such purchases made during the preceding quarter were effected in compliance with such procedures.

         The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through such brokers solely for selling shares of the Fund. However, as stated above, Montgomery Securities may act as one of the Fund's brokers in the purchase and sale of portfolio securities, and other brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Fund for their customers.

         Depending on the Manager's view of market conditions, the Fund may or may not purchase securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Fund may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.


                 Additional Purchase And Redemption Information

         The Trust reserves the right in its sole discretion to (i) suspend the continued offering of the Fund's shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such suspension or rejection is in the best interest of the Fund.

         When in the judgment of the Manager it is in the best interests of the Fund, an investor may purchase shares of the Fund by tendering payment in kind in the form of securities, provided that any such tendered securities are readily marketable, their acquisition is consistent with the Fund's investment objective and policies, and the tendered securities are otherwise acceptable to the Fund's Manager. For the purposes of sales of shares of the Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of the Fund are valued for the purpose of calculating the net asset value of the

Fund's shares. A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund's shares acquired by the shareholder.

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, as described below or under abnormal conditions that make payment in cash unwise, the Fund may make payment partly in its portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Fund does not anticipate that it will normally make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Fund pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

         When in the judgment of the Manager it is in the best interests of the Fund, an investor may redeem shares of the Fund and receive securities from the Fund's portfolio selected by the Manager in its sole discretion, provided that such redemption is not expected to affect the Fund's ability to attain its investment objective or otherwise materially affect its operations. For the purposes of redemptions in kind, the redeemed securities shall be valued at the identical time and in the identical manner that the other portfolio securities are valued for purposes of calculating the net asset value of the Fund's shares.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

         Retirement Plans.  Shares of the Fund are available for purchase by any
retirement  plan,   including  Keogh  plans,  401(k)  plans,  403(b)  plans  and individual retirement accounts ("IRAs").

         For individuals who wish to purchase shares of the Fund through an IRA, there is available through the Fund a prototype individual retirement account and custody agreement. The custody agreement provides that DST Systems, Inc. will act as custodian under the plan, and will furnish custodial services for an annual maintenance fee per participating account of $10.

(These fees are in addition to the normal custodian charges paid by the Fund and will be deducted automatically from each Participant's account.) For further details, including the right to appoint a successor custodian, see the plan and custody agreements and the IRA Disclosure Statement as provided by the Fund. An IRA that invests in shares of the Fund may also be used by employers who have adopted a Simplified Employee Pension Plan. Individuals or employers who wish to invest in shares of the Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

         The IRA Disclosure Statement available from the Fund contains more information on the amount investors may contribute and the deductibility of IRA contributions. In summary, an individual may make deductible contributions to the IRA of up to 100% of earned compensation, not to exceed $2,000 annually (or $4,000 to two IRAs if there is a non-working spouse). An IRA may be established whether or not the amount of the contribution is deductible. Generally, a full deduction for federal income tax purposes will only be allowed to taxpayers who meet one of the following two additional tests:

         (A) the individual and the individual's spouse are each not an active participant in an employer's qualified retirement plan, or

         (B) the individual's adjusted gross income (with some modifications) before the IRA deduction is (i) $40,000 or less for married couples filing jointly, or (ii) $25,000 or less for single individuals. The maximum deduction is reduced for a married couple filing jointly with a combined adjusted gross income (before the IRA deduction) between $40,000 and $50,000, and for a single individual with an adjusted gross income (before the IRA deduction) between $25,000 and $35,000.

         It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant with respect to the requirements of such plans and the tax aspects thereof.


                        Determination of Net Asset Value

         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

         As noted in the Prospectus, the net asset value of shares of the Fund generally will be determined at least once daily as of 4:00 p.m., New York City time, on each day the NYSE is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund may, but does not expect to, determine the net asset value of its shares on any day when the NYSE is not open for trading if there is sufficient trading in its portfolio securities on such days to materially affect the per share net asset value.

         Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Fund's net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value unless the Trustees or their delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

         Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

         The Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange, are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

         Corporate debt securities, mortgage-related securities and asset-backed securities held by the Fund are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service, approved by the Board of Trustees. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

         An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Trust's Board of Trustees.

         If any securities held by the Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trust's Pricing Committee determine their fair value, following procedures approved by the Board of Trustees. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

         All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.


                              Principal Underwriter

         The Distributor acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is currently registered as a broker-dealer with the SEC and in all 50 states, and is a member of most of the principal securities exchanges in the U.S. and is a member of the NASD. The Underwriting Agreement between the Fund and the Distributor is in effect for two years from when the Fund commences public offerings, and shall continue in effect thereafter for periods not exceeding one year if approved at least annually by (i) the Board of Trustees of the Trust or the vote of a majority of the outstanding securities of the Fund (as defined in the Investment Company Act), and (ii) a majority of the Trustees who are not interested persons of any such party, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated without penalty by the parties thereto upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of the Fund's shares.

                             Performance Information

         As noted in the Prospectus, the Fund may, from time to time, quote various performance figures in advertisements and investor communications to illustrate its past performance. Performance figures will be calculated separately for Class R, Class P and Class L shares.

         Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for the Fund will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC, expressed as follows:


                                            P(1 + T)n=ERV

         Where:            P        =       a  hypothetical  initial  payment of
                                            $1,000.
                           T        =       average annual total return.
                           n        =       number of years.
                           ERV      =       Ending   Redeemable   Value   of   a
                                            hypothetical  $1,000 investment made
                                            at  the  beginning  of a  1-,  5- or
                                            10-year  period  at the  end of each
                                            respective   period  (or  fractional
                                            portion      thereof),      assuming
                                            reinvestment  of all  dividends  and
                                            distributions      and      complete
                                            redemption   of   the   hypothetical
                                            investment   at   the   end  of  the
                                            measuring period.

         Aggregate Total Return. The Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:


                                           ERV - P
                                           -------
                                              P

         Where:            P        =       a  hypothetical  initial  payment of
                                            $10,000.

                           ERV      =       Ending   Redeemable   Value   of   a
                                            hypothetical $10,000 investment made
                                            at  the  beginning  of a  l-,  5- or
                                            10-year  period  at the end of a l-,
                                            5- or 10-year  period (or fractional
                                            portion      thereof),      assuming
                                            reinvestment  of all  dividends  and
                                            distributions      and      complete
                                            redemption   of   the   hypothetical
                                            investment   at   the   end  of  the
                                            measuring period.

         The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. The total return information also assumes cash investments and redemptions and, therefore, includes the applicable expense reimbursement fees discussed in the Prospectus. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

         Comparisons. To help investors better evaluate how an investment in the Fund might satisfy their investment objectives, advertisements and other materials regarding the Fund may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices and averages may be used:

         a)  Standard & Poor's 500  Composite  Stock  Index,  one or more of the
Morgan  Stanley  Capital   International   Indices,  and  one  or  more  of  the
International Finance Corporation Indices.

         b) Bank Rate Monitor -- A weekly publication which reports various bank investments, such as certificate of deposit rates, average savings account rates and average loan rates.

         c) Lipper - Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis -- A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

         d) Salomon Brothers Bond Market Roundup -- A weekly publication which reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets. This publication also summarizes changes in banking statistics and reserve aggregates.

         In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

         In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by the Fund to calculate its figures.

         The Fund may also publish its relative rankings as determined by independent mutual fund ranking services like Lipper Analytical Services, Inc. and Morningstar, Inc.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         Reasons to Invest in the Fund. From time to time the Fund may publish or distribute information and reasons supporting the Manager's belief that a particular Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, Barings, The WEFA Group, Consensus Estimate, Datastream, Micropal, I/B/E/S Consensus Forecast, Worldscope and Reuters as well as both local and international brokerage firms. For example, the Fund may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports and/or economic growth.

         Research. Largely inspired by its affiliate, Montgomery Securities -- which has established a tradition for specialized research in emerging growth companies -- the Manager has developed its own tradition of intensive research. The Manager has made intensive research one of the important characteristics of the Montgomery Funds style.

         The portfolio managers for Montgomery's global and international Funds work extensively on developing an in-depth understanding of particular foreign markets and particular companies. And they very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets nations.

         Extensive   research  into   companies  that  are  not  well  known  --
discovering new opportunities for investment -- is a theme that may be used for the Fund.

         In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market.


                               General Information

         Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the Trust's organization and the registration of shares of the Fund as one of the three initial series of the Trust have been assumed pro rata by each series; expenses incurred in connection with the establishment and registration of shares of any other funds constituting a separate series of the Trust will be assumed by each respective series. The expenses incurred in connection with the establishment and registration of shares of the Fund as a separate series of the Trust have been assumed by the Fund and are being amortized over a period of five years commencing with the date of the Fund's inception. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by the Fund and will be reimbursed for such expenses after commencement of the Fund's operations. Investors purchasing shares of the Fund bear such expenses only as they are amortized daily against the Fund's investment income.

         As noted above, Morgan Stanley and Trust Company (the "Custodian") acts as custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

         Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the Fund's Master Transfer Agent. The Master Transfer Agent has delegated certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's Transfer and Dividend Disbursing Agent.

         Deloitte & Touche, LP, 50 Fremont Street, San Francisco, California 94105, are the independent auditors for the Fund.

         The validity of shares offered hereby will be passed on by Paul, Hastings, Janofsky & Walker, 345 California Street, San Francisco, California 94104.

         Among the Trustees' powers enumerated in the Declaration of Trust is the authority to terminate the Trust or any series of the Trust, or to merge or consolidate the Trust or one or more of its series with another trust or company without the need to seek shareholder approval of any such action.

         The Trust is registered with the Securities and Exchange Commission as a non-diversified management investment company, although the Fund is a diversified series of the Trust. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement may be obtained from the SEC upon payment of the prescribed fee.


                              Financial Statements

The Fund has recently commenced operations and, therefore, has not yet prepared financial statements for public distribution.

                                    Appendix

Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("Moody's"), Fitch Investors Service, L.P. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff & Phelps").

Standard & Poor's Rating Group
Bond Ratings

         AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

         BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-rating.

         D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an

         A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues carrying this designation are regarded as having only speculative capacity for timely payment.

         C This designation is assigned to short-term obligations with doubtful capacity for payment.

         D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc.
Bond Ratings

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as highgrade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa Bonds which are rated Baa are considered as mediumgrade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Ratings

         The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Investors Service, L.P.
Bond Ratings

         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

         AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds rated C are in imminent default in payment of interest or principal.

         DDD, DD and D Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

         Plus (+) and minus () signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Short-Term Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+     Exceptionally  strong  credit  quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

         F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

         F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-S Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D Default. Issues assigned this rating are in actual or imminent payment default.

Duff & Phelps Credit Rating Co.
Bond Ratings

         AAA Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

         BB Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

         B Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

         CCC Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

         DD       Defaulted  debt   obligations.   Issuer  has  failed  to  meet
                  scheduled principal and/or interest payments.

         Plus (+) and minus () signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Ratings

         Duff-1 The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

         Duff-2 Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

         Duff-3 Paper rated Duff-3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Duff-4 Paper rated Duff-4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         Duff-5 Paper rated Duff-5 is in default. The issuer has failed to meet scheduled principal and/or interest payments.

                                                  MONTGOMERY JAPAN SMALL CAP FUND
                                                       Portfolio Investments
                                                    October 31, 1997 (unaudited)



                                                                                                             Value
              Shares                                                                                        (Note 1)
          ----------------                                                                                  ---------
          COMMON STOCKS - 43.8%
                           Japan - 43.8%
                6,000      Arcland Sakamoto (Retail)......................................................  $ 52,347
                1,800      Daitec Company Ltd. (Computer Technology)......................................    28,417
                1,100      H.I.S. Company Ltd. (Travel Agency)............................................    35,738
                6,300      Sawako Corporation (Construction)..............................................    47,636
                3,000      Shinki Company Ltd. (Financial Services).......................................    55,588
                6,000      Sugimoto & Company (Metal Products)............................................    52,846
                4,000      Tescon Company (Computer Systems)..............................................    45,866
                4,000      Yamada Denki (Electronics).....................................................    50,519
                                                                                                             --------
                                                                                                             368,957
                                                                                                             --------




TOTAL INVESTMENTS (Cost $579,747*)                                                             43.8  %       368,957
OTHER ASSETS AND LIABILITIES (Net)                                                             56.2          473,760
                                                                                            --------        ---------
NET ASSETS                                                                                    100.0  %     $ 842,717
                                                                                            ========        =========

---------------
*    Aggregate cost for Federal tax purposes.




                             The  accompanying  notes  are an  integral  part of these financial statements.

MONTGOMERY JAPAN SMALL CAP FUND
Financial Highlights
Selected Per Share Data for the Period Ended:


                                                                                                  October 31, 1997*
                                                                                                     (unadudited)
                                                                                                 -------------------
Net asset value - beginning of period.......................................................     $          12.00
                                                                                                   ---------------

Net investment income.......................................................................                 0.07
Net realized and unrealized loss on investments.............................................                (3.75)
                                                                                                   ---------------

Net decrease in net assets resulting from investment operations.............................                (3.68)
                                                                                                   ---------------

Net asset value - end of period.............................................................                 8.32
                                                                                                   ===============
Total return +..............................................................................               (30.67)%
                                                                                                   ===============

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000's)........................................................     $            843
Ratio of operating expenses to average net assets...........................................                 0.00 %**
Ratio of net investment income to average net assets........................................                 1.91 %**
Portfolio turnover rate.....................................................................                  101 %
Average commission rate (per share of security).............................................     $         0.1270
Net investment loss before deferral of fees and absorption of expenses by Manager...........     $          (0.19)
Operating expense ratio before deferral of fees and absorption of expenses by Manager.......                 7.38 %

--------------------------------------------------------------------
* Montgomery Japan Small Cap Fund commenced operations on June 30, 1997. ** Annualized.
+   Total return represents aggregate total return for the period indicated.

                       The accompanying notes are an integral part of these financial statements.

MONTGOMERY JAPAN SMALL CAP FUND
Statement of Assets and Liabilities
October 31, 1997 (unaudited)


Assets:
Investments in securities, at value (Identified cost $579,747) (Note 1).....................                       $  368,957
Forward foreign currency exchange contracts:
Forward foreign currency exchange contracts to sell (Note 3)................................                          242,798
Receivables:
     Investment securities sold.............................................................                          484,705
     Expenses absorbed by Manager (Note 2)..................................................                           23,552
     Dividends..............................................................................                            1,800
Other Assets:
     Organization costs (Note 1)............................................................                            4,537
     Prepaid expenses and other assets......................................................                            5,794
                                                                                                                   ----------
Total Assets................................................................................                        1,132,143

Liabilities:
Forward foreign currency exchange contracts:
     Payable for forward foreign currency exchange contracts to buy (Note 3)................     $ 243,133
Payables:
     Cash overdraft.........................................................................        31,564
     Management fee.........................................................................        10,857
     Trustees' fees and expenses............................................................         1,176
     Administration fee.....................................................................            57
     Other Accrued liabilities and expenses.................................................         2,639
                                                                                                 ---------
Total Liabilities                                                                                                     289,426
                                                                                                                   ----------
Net Assets..................................................................................                       $  842,717
                                                                                                                   ==========

Net Assets Consist of:
Undistributed net investment income.........................................................                       $    6,768
Accumulated net realized loss on securities sold, forward foreign currency exchange
   contracts and foreign currency transactions..............................................                         (179,986)
Net unrealized depreciation of securities, forward foreign currency exchange contracts,
   foreign currency transactions and net other assets.......................................                         (210,442)
Shares of beneficial interest...............................................................                            1,013
Additional paid-in capital..................................................................                        1,225,364

                                                                                                                   ----------
Net Assets..................................................................................                       $  842,717
                                                                                                                   ==========
Net Asset Value, offering and redemption price per share outstanding
($842,717 - 101,324 shares of beneficial interest outstanding)..............................                       $     8.32
                                                                                                                   ==========

                       The accompanying notes are an integral part of these financial statements.

MONTGOMERY JAPAN SMALL CAP FUND
Statement of Operations
For the Period Ended October 31, 1997 (unaudited)*


Net Investment Income:
Interest....................................................................................                      $    4,538
Dividends (net of foreign withholding taxes of $394)........................................                           2,230
     Total Income...........................................................................                           6,768
                                                                                                                  -----------

Expenses:
Registration fees...........................................................................     $ 10,057
Audit and legal fees........................................................................        4,973
Management fee (Note 2).....................................................................        4,403
Trustees' fees and expenses.................................................................        1,858
Custodian fee...............................................................................        1,099
Transfer agency and servicing fees..........................................................          599
Amortization of organization expense (Note 1)...............................................          322
Administration fee (Note 2).................................................................          247
Other.......................................................................................        2,649
                                                                                                 --------
Total Expenses..............................................................................                          26,207
Fees deferred by Manager (Note 2)...........................................................                         (26,207)
                                                                                                                  -----------

Net Expenses................................................................................                               0
                                                                                                                  -----------
Net Investment Income.......................................................................                           6,768
                                                                                                                  -----------

Net Realized and  Unrealized  Gain/(Loss)  on  Investments  (Notes 1 and 3):
Net realized loss on:
     Security transactions..................................................................                        (171,042)
     Forward foreign currency exchange contracts............................................                          (7,378)
     Foreign currency transactions..........................................................                          (1,566)
                                                                                                                  -----------
Net realized loss on investments during the period..........................................                        (179,986)
                                                                                                                  -----------

Net change in unrealized appreciation/(depreciation) of:
     Securities.............................................................................                        (210,790)
     Forward foreign currency exchange contracts............................................                            (335)
     Foreign currency transactions and net other assets.....................................                             683
                                                                                                                  -----------
Net unrealized depreciation of investments during the period................................                        (210,442)
                                                                                                                  -----------

Net Realized and Unrealized Loss on Investments.............................................                        (390,428)
                                                                                                                  -----------
Net Decrease in Net Assets Resulting from Operations........................................                      $ (383,660)
                                                                                                                  ===========

-------------------------------------------------------------------
* Montgomery Japan Small Cap Fund commenced operations on June 30, 1997.

                       The accompanying notes are an integral part of these financial statements.

MONTGOMERY JAPAN SMALL CAP FUND
Statement of Changes in Net Assets


                                                                                                                  For the Period
                                                                                                                  Ended 10/31/97*
                                                                                                                    (unaudited)
                                                                                                                 ----------------
Net Decrease in Net Assets from Operations:
Net investment income.......................................................................                        $    6,768
Net realized loss on securities, forward foreign currency exchange contracts and foreign
  currency transactions during the period...................................................                          (179,986)
Net unrealized depreciation of securities, forward foreign currency exchange contracts,
  foreign currency and net other assets during the period...................................                          (210,442)
                                                                                                                    -----------

Net decrease in net assets resulting from operations........................................                          (383,660)

Beneficial Interest Transactions:
Net increase from beneficial interest transactions (Note 4).................................                         1,226,377

Net increase in net assets..................................................................                           842,717

Net Assets:
Beginning of period.........................................................................                               -0-
                                                                                                                    -----------

End of period...............................................................................                        $  842,717
                                                                                                                    ===========

Undistributed net investment income.........................................................                        $    6,768
                                                                                                                    ===========

--------------------------------------------------------------------
* Montgomery Japan Small Cap Fund commenced operations on June 30, 1997.


                       The accompanying notes are an integral part of these financial statements.

                       THE MONTGOMERY JAPAN SMALL CAP FUND
                    Notes to Financial Statements(Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES:

The Montgomery Japan Small Cap Fund (the "Fund", a series of The Montgomery Funds, the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on May 10, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies.

a. PORTFOLIO VALUATION - Portfolio securities are valued using current market valuations: either the last reported sales price, or, in the case of securities for which there is no reported last sale and in the case of fixed-income securities, the mean of the closing bid and asked prices.

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sales price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market are valued at the mean between the last available bid and ask price prior to the time of valuation.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale)are valued at fair market value as determined in good faith by or under the supervision of the Trusts' officers in accordance with methods which are authorized by the Trusts' Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may engage in forward foreign currency exchange contracts with off-balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts have been used solely to establish a rate of exchange for settlement of transactions.

                      THE MONTGOMERY JAPAN SMALL CAP FUND
              Notes to Financial Statements (Continued)(Unaudited)

Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.




c. FOREIGN CURRENCY - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

d. REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

e. DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, from net investment income of the Fund will be declared and paid at least annually.

Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

                      THE MONTGOMERY JAPAN SMALL CAP FUND
              Notes to Financial Statements (Continued)(Unaudited)


f. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Interest income, including amortization of discount on short-term investments, is recognized on the accrual basis. Securities purchased on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assetsin a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

g. FEDERAL INCOME TAXES - The Fund has qualified and it is the intention of the Fund to continue to qualify and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes.

h. ORGANIZATION COSTS - Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from the commencement of operations.

i. EXPENSES - General expenses of the Trust are allocated to the Fund based upon net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2.    MANAGEMENT FEES AND OTHER TRANSACTIONS WITH
      AFFILIATES AND OTHER CONTRACTUAL COMMITMENTS:

a. Montgomery Asset Management, L.P. is the Fund's Manager (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The general partner of the Manager is Montgomery Asset Management, Inc., and its sole limited partner is an affiliate of Montgomery Securities, The Funds' distributor. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

Pursuant to an investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such agreement. The Manager has agreed to reduce some or all of its management fee or absorb fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest and taxes, at or below 1.90% of the Fund's average daily net assets. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to

                      THE MONTGOMERY JAPAN SMALL CAP FUND
              Notes to Financial Statements (Continued)(Unaudited)


affect such reimbursement and remain in compliance with applicable expense limitations. The Manager may terminate these reductions or absorptions at any time. For the period ended October 31, 1997, the Manager has deferred fees of $26,207.

Montgomery Asset Management, L.P. serves as the Funds' administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administration a monthly fee at the annual rate of 0.07% of Fund's average daily net assets.

b. Certain officers and Trustees of the Trust are, with respect to the Trusts' Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" will receive an annual retainer and quarterly meeting fee totaling $35,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all Trusts advised by the Manager ($25,000 of which will be allocated to the Montgomery Funds).

c. For the period ended October 31, 1997, the Fund's securities transactions generated commissions of $12,831 of which nothing was paid to Montgomery Securities.

d.    The Shares of the Fund have no sales load.


3.    TRANSACTIONS IN SHARES OF A BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01.

Transactions in shares of beneficial interest for the period indicated below:

                                                 Period Ended
                                               October 31, 1997*
                                               -----------------
                                           Shares                  Amount
                                           ------                  ------
Shares sold.........................      151,643                $1,681,352
Shares redeemed.....................      (50,319)                 (454,975)
                                          -------                ----------
Net Increase........................      101,324                $1,226,377
                                          =======                ==========
-----------------
* Montgomery Japan Small Cap Fund commenced operations on June 30, 1997.

4.    SECURITIES TRANSACTIONS:

a. The aggregate amount of purchases and sales of long-term securities, excluding long-term U.S. g government securities, during the period ended October 31, 1997 was $1,393,029 and $642,240, respectively.

b. At October 31, 1997, aggregate gross unrealized depreciation for all securities in which there is an excess of value over tax cost was $210,790, respectively.

                      THE MONTGOMERY JAPAN SMALL CAP FUND
              Notes to Financial Statements (Continued)(Unaudited)


c. The schedule of forward foreign currency exchange contracts at October 31, 1997, were as follows:
                                                          Contract       Value
                                                         Value Date     (Note 1)
                                                         ----------     --------
Forward Foreign Currency Exchange Contracts to Sell
(Contract Cost $242,798):
29,257,467         Japanese Yen                           11/04/97      $243,133




5.    FOREIGN SECURITIES

The Fund may purchase securities on foreign security exchanges. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include, among others, revaluation of currencies, less-reliable information about issuers, different securities transactions clearance and settlement practices and potential future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

      ---------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------



Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements:

                  (1) Portfolio Investments as of June 30, 1997; Statements of Assets and Liabilities as of June 30, 1997; Statements of Operations for the year ended June 30, 1997; Statement of Cash Flows for year ended June 30, 1997; Statements of Changes in Net Assets for the year ended June 30, 1997; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1997 for Montgomery Growth Fund, Montgomery Small Cap Fund, Montgomery Micro Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Equity Income Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery Select 50 Fund, , Montgomery Global Asset Allocation Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund and Montgomery Federal Tax-Free Money Fund; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of the above-named funds.

         (b)      Exhibits:

                  (1)(A) Agreement and Declaration of Trust is incorporated by reference to the Registrant's Registration Statement as filed with the Commission on May 16, 1990 ("Registration Statement").

                  (1)(B) Amendment to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the Commission on December 30, 1993 ("Post-Effective Amendment No. 17").

                  (1)(C) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement as filed with the Commission on September 13, 1995 ("Post-Effective Amendment No. 28").

                  (2)      By-Laws  are   incorporated   by   reference  to  the
                           Registration Statement.

                  (3)      Voting Trust Agreement - Not applicable.

                  (4)      Specimen Share Certificate - Not applicable.

                  (5) Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 52")

                  (6)(A) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 52.

                  (6)(B) Form of Selling Group Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

                  (7)      Benefit Plan(s) - Not applicable.

                  (8) Custody Agreement is incorporated by reference to Post-Effective Amendment No. 24.

                  (9)(A)   Form  of   Administrative   Services   Agreement   is
                           incorporated by reference to Post-Effective Amendment No. 52.

                  (9)(B) Form of Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 28.

                  (9)(C) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 28.

                  (10) Consent and Opinion of Counsel as to legality of shares is incorporated by reference to Pre-Effective Amendment No. 1.

                  (11)      Independent Auditors' Consent - Not applicable

                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (13)     Letter  of   Understanding   re:  Initial  Shares  is
                           incorporated by reference to Pre-Effective Amendment No. 1.

                  (14) Model Retirement Plan Documents are incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement as filed with the Commission on March 4, 1991 ("Post-Effective Amendment No. 2").

                  (15) Form of Share Marketing Plan (Rule 12b-1 Plan) is incorporated by reference to Post-Effective Amendment No. 52.

                  (16)(A)  Performance    Computation   for   Montgomery   Short
                           Government Bond Fund is incorporated by reference to Post-Effective Amendment No. 13.

                  (16)(B)  Performance  Computation  for  Montgomery  Government
                           Reserve   Fund  is   incorporated   by  reference  to
                           Post-Effective Amendment No. 12.

                  (16)(C) Performance Computation for Montgomery California Tax-Free Intermediate Bond Fund is incorporated by reference to Post-Effective Amendment No. 17.

                  (16)(D)  Performance  Computation  for  the  other  series  of
                           Registrant   is    incorporated   by   reference   to
                           Post-Effective Amendment No. 2.

                  (27) Financial Data Schedule is incorporated by reference to Form N-SAR filed for the period ended December 31, 1996.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

         Montgomery Asset Management, LLC, a Delaware limited liability company, is the manager of each series of the Registrant, of each series of The Montgomery Funds II, a Delaware business trust, and of each series of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, LLC is a subsidiary of Commerzbank AG based in Frankfurt. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those two entities.

Item 26.  Number of Holders of Securities
                                                                   Number of Record Holders
            Title of Class                                           as September 30, 1997
            --------------                                           ---------------------

            Shares of Beneficial
            Interest, $0.01 par value
            -------------------------
            Montgomery Growth Fund (Class R)                                56,915

            Montgomery Small Cap Opportunities Fund (Class R)               16,283

            Montgomery Small Cap Fund (Class R)                              6,325

            Montgomery Micro Cap Fund (Class R)                             12,389

            Montgomery Equity Income Fund (Class R)                          1,761

            Montgomery International Growth Fund (Class R)                   1,114

            Montgomery International Small Cap Fund (Class R)                2,119

            Montgomery Emerging Markets                                     48,750
              Fund  (Class R)

            Montgomery Emerging Asia Fund                                    3,255

            Montgomery Latin America Fund                                      955

            Montgomery Global Opportunities Fund (Class R)                   1,492

            Montgomery Global Communications Fund (Class R)                 12,204

            Montgomery Global Asset Allocation Fund                            341

            Montgomery Select 50 Fund (Class R)                              9,918

            Montgomery Total Return Bond Fund                                   80

            Montgomery Short Duration Government Bond Fund                   1,171
              (Class R)

            Montgomery Government Reserve Fund (Class R)                    11,377

            Montgomery California Tax-Free                                     206
              Intermediate Bond Fund (Class R)

            Montgomery California Tax-Free                                   1,685

                                      -9-



              Money Fund (Class R)

            Montgomery Federal Tax-Free Money Fund (Class R)                 1,089

            Montgomery Growth & Income Fund                                      0

            Montgomery Technology Fund                                           0

            Montgomery Japan Small Cap Fund                                      0


Item 27.  Indemnification

         Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her present or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonably incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         Effective July 31, 1997, MAM, L.P. completed the sale of substantially all of its assets to the current investment manager -- Montgomery Asset Management, LLC (`MAM, LLC"), a subsidiary of Commerzbank AG. Mr. R. Stephan Doyle is the Chief Executive Officer, Mr. Kevin T. Hamilton is a Managing Director, Mr. John T. Story is an Executive Vice President and Mr. David E. Demarest is a Managing Director and Chief Administrative Officer of MAM, LLC. In addition to their positions as officers, each of them is also a Director of MAM, LLC. Furthermore, Mr. Heinz Josef Hockmann, Mr. Dietrich-Kurt Frowein and Mr. Andreas Kleffel (each of whom is an officer of Commerzbank) are each a Director of MAM, LLC.

         Prior to July 31, 1997, Montgomery Securities, which is a broker-dealer and the prior principal underwriter of The Montgomery Funds, was the sole limited partner of the prior investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. was a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which serve in similar capacities for MAM, L.P. Mr. R. Stephen Doyle was the Chairman and Chief Executive Officer of MAM, L.P.; Mr. John T. Story was the Managing Director of Mutual Funds and Executive Vice President; and Mr. David E. Demarest was Chief Administrative Officer; Information about the individuals who functioned as officers of MAM, L.P. was set forth in

Part B of Post-Effective Amendment No. 51 to the Registration Statement as filed with the Commission on July 16, 1997 and is herein incorporated by reference.

         Item 29.  Principal Underwriter.

                  Funds Distributor, Inc. currently acts as distributor for:

                  BJB Investment Funds
                  Burridge Funds
                  The Brinson Funds
                  Harris Insight Funds Trust
                  HT Insight Funds, Inc. d/b/a Harris Insight Funds The JPM Advisor Funds
                  The JPM Institutional Funds
                  The JPM Pierpont Funds
                  The JPM Series Trust
                  The JPM Series Trust II
                  LKCM Fund
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Munder Framlington Funds Trust
                  The Munder Funds Trust
                  The Munder Funds, Inc.
                  Orbitex Group of Funds
                  The PanAgora Institutional Funds
                  RCM Capital Funds, Inc.
                  RCM Equity Funds, Inc.
                  St. Clair Funds, Inc.
                  The Skyline Funds
                  Waterhouse Investors Cash Management Fund, Inc.
                  WEBS Index Fund, Inc.

         Funds Distributor, Inc., is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc., is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:

         Director, President and Chief Executive Officer - Marie E. Connolly

         Executive Vice President                        - Richard W. Ingram

         Executive Vice President                        - Donald R. Roberson

         Senior Vice President                           - Michael S. Petrucelli

         Director, Senior Vice President, Treasurer and  - Joseph F. Tower, III
           Chief Financial Officer

         Senior Vice President                           - Paula R. David

         Senior Vice President                           - Bernard A. Whalen

         Director                                        - William J. Nutt

         (c)  Not applicable.



Item 30.  Location of Accounts and Records.

         The accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections
(2)(iii),  (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)),  which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 31.  Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 32.  Undertakings.

         (a) Not applicable.


         (b) Registrant hereby undertakes to file a post-effective amendment including financial statements of Montgomery Technology Fund, Montgomery Growth & Income Fund, Montgomery Latin America Fund, Montgomery Total Return Bond Fund and Montgomery High Yield Bond Fund, which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement as to those series.


         (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

         SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California on this 21st day of November, 1997.



                                               THE MONTGOMERY FUNDS



                                               By:      Richard W. Ingram*
                                                        ------------------------
                                                        Executive Vice President



         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




R. Stephen Doyle*                  Trustee                   November 21, 1997
--------------------
R. Stephen Doyle


Andrew Cox *                       Trustee                   November 21, 1997
--------------------
Andrew Cox


Cecilia H. Herbert *               Trustee                   November 21, 1997
--------------------
Cecilia H. Herbert


John A. Farnsworth *               Trustee                   November 21, 1997
--------------------
John A. Farnsworth





         * By:    /s/ Julie Allecta
              ------------------------
         Julie   Allecta,   Attorney-in-Fact   pursuant  to  Power  of  Attorney
         previously filed.